13. Income Taxes - Deferred Tax Assets (liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Taxes - Deferred Tax Assets Liabilities Details
Net operating loss carryforwards	$ 76,630	$ 16,361
Stock based compensation	1,402,777	1,278,414
Beneficial conversion feature accumulated amortization	13,791
Valuation allowance	(1,493,199)	(1,294,775)
Total deferred tax assets